Liquidity (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Liquidity [Abstract]
Net loss	$ (1,125,915)	$ (1,463,048)
Cash	1,094,269	$ 169,996	$ 153,914
Outstanding bank loans	$ 10,600,000